FINANCIAL INSTRUMENTS - Other Financial Assets and Other Financial Liabilities Positions (Details) - EUR (€)	Jun. 30, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Non-current derivatives assets	€ 2,000,000	€ 2,000,000
Current derivatives assets	22,000,000	30,000,000
Derivative financial assets	24,000,000	32,000,000
Non-current derivatives liabilities	11,000,000	8,000,000
Current derivative liabilities	30,000,000	34,000,000
Derivatives liabilities	41,000,000	42,000,000
Aluminium and premium derivatives
Disclosure of detailed information about financial instruments [line items]
Non-current derivatives liabilities	1,000,000	1,000,000
Current derivative liabilities	6,000,000	9,000,000
Derivatives liabilities	7,000,000	10,000,000
Energy derivatives
Disclosure of detailed information about financial instruments [line items]
Non-current derivatives liabilities	1,000,000	3,000,000
Current derivative liabilities	6,000,000	9,000,000
Derivatives liabilities	7,000,000	12,000,000
Other commodity derivatives
Disclosure of detailed information about financial instruments [line items]
Non-current derivatives liabilities	0	0
Current derivative liabilities	1,000,000	2,000,000
Derivatives liabilities	1,000,000	2,000,000
Currency commercial derivatives
Disclosure of detailed information about financial instruments [line items]
Non-current derivatives liabilities	9,000,000	4,000,000
Current derivative liabilities	17,000,000	14,000,000
Derivatives liabilities	26,000,000	18,000,000
Aluminium and premium derivatives
Disclosure of detailed information about financial instruments [line items]
Non-current derivatives assets	2,000,000	1,000,000
Current derivatives assets	15,000,000	17,000,000
Derivative financial assets	17,000,000	18,000,000
Other commodity derivatives
Disclosure of detailed information about financial instruments [line items]
Non-current derivatives assets	0	0
Current derivatives assets	4,000,000	1,000,000
Derivative financial assets	4,000,000	1,000,000
Currency commercial derivatives
Disclosure of detailed information about financial instruments [line items]
Non-current derivatives assets	0	1,000,000
Current derivatives assets	3,000,000	10,000,000
Derivative financial assets	3,000,000	11,000,000
Currency net debt derivatives
Disclosure of detailed information about financial instruments [line items]
Non-current derivatives assets	0	0
Current derivatives assets	0	2,000,000
Derivative financial assets	0	2,000,000
Margin call
Disclosure of detailed information about financial instruments [line items]
Current derivatives assets	€ 0	€ 0